Schedule of tax losses incurrence and expiration date, deferred tax assets filed and unused amounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	$ 487,760	$ 482,350
Tax losses incurrence deferred tax assets unused amount	417,979	426,372
2019 [member]
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	330,450	329,916
Tax losses incurrence deferred tax assets unused amount	273,117	273,938
2021 [member]
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	21,908	21,873
Tax losses incurrence deferred tax assets unused amount	21,908	21,873
2023 [member]
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	24,547	24,507
Tax losses incurrence deferred tax assets unused amount	24,547	24,507
2023 [member]
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	110,855	106,054
Tax losses incurrence deferred tax assets unused amount	$ 98,407	$ 106,054
Tax losses incurrence deferred tax assets expiry year	2033	2033(Unapproved)